Schedule II Valuation & Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
NORTEK, INC.  AND SUBSIDIARIES

SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS

Classification	Balance at Beginning of Year	Charged to Cost and Expense	Charged to Other Accounts		Deduction from Reserves		Balance at End of Year
	(Amounts in millions)
For the period from January 1, 2009 to December 19, 2009 - Predecessor
Allowance for doubtful accounts and sales allowances	$14.5	$4.2	$(15.4)	(a)	$(3.3)	(b)	$—
For the period from December 20, 2009 to December 31, 2009 - Successor
Allowance for doubtful accounts and sales allowances	$—	$—	$—	(a)	$—	(b)	$—
For the year-ended December 31, 2010 - Successor
Allowance for doubtful accounts and sales allowances	$—	$5.5	$0.6	(a)	$(1.2)	(b)	$4.9
For the year-ended December 31, 2011 - Successor
Allowance for doubtful accounts and sales allowances	$4.9	2.2	(0.5)	(a)	(1.4)	(b)	$5.2

(a)
Other, including the effect of changes in foreign currency exchange rates. For the 2009 Predecessor Period, includes approximately $(13.0) million of fresh-start accounting adjustments. See Note 3, “Fresh-Start Accounting”, to the consolidated financial statements included elsewhere in this report.

(b)	Amounts written off, net of recoveries.